Notes to the Consolidated Statement of Cash Flows - Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Within operating activities	$ 527	$ 142	$ 195
Within financing activities	2,596	1,419	2,602
Short-term leases	1,132	182	69
Total	$ 4,255	$ 1,743	$ 2,866